Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 10 – INCOME TAXES

The Company operates in the United States and Mexico. Income taxes have been provided based upon the tax laws and rates of the countries in which operations are conducted and income is earned. The Company idled its office in Mexico in 2016. For the three months ended March 31, 2018 and the year ended December 31, 2017, the Company has incurred net losses and, therefore, has no tax liability. The cumulative net operating loss carry-forward on tax basis was approximately $9.0 and $7.6 million at March 31, 2018 and December 31, 2017, respectively. The value of these carryforwards depends on the Company’s ability to generate taxable income. A change in ownership, as defined by federal income tax regulations, could significantly limit the Company’s ability to utilize our net operating loss carryforwards. Additionally, because federal tax laws limit the time during which the net operating loss carryforwards may be applied against future taxes, if the Company fails to generate taxable income prior to the expiration dates the Company may not be able to fully utilize the net operating loss carryforwards to reduce future income taxes. The Company has cumulative losses and there is no assurance of future taxable income, therefore, valuation allowances have been recorded to fully offset the deferred tax asset at March 31, 2018 and December 31, 2017.

NOTE 12 – INCOME TAXES

The Company operates in the United States and Mexico. Income taxes have been provided based upon the tax laws and rates of the countries in which operations are conducted and income is earned. The Company idled its office in Mexico in 2016. For the years ended December 31, 2017 and 2016, the Company has incurred net losses and, therefore, has no tax liability. The cumulative net operating loss carry-forward on tax basis was approximately $7.6 and $4.7 million at December 31, 2017 and 2016, respectively. The value of these carryforwards depends on the Company’s ability to generate taxable income. A change in ownership, as defined by federal income tax regulations, could significantly limit the Company’s ability to utilize our net operating loss carryforwards. Additionally, because federal tax laws limit the time during which the net operating loss carryforwards may be applied against future taxes, if the Company fails to generate taxable income prior to the expiration dates the Company may not be able to fully utilize the net operating loss carryforwards to reduce future income taxes. The Company has cumulative losses and there is no assurance of future taxable income, therefore, valuation allowances have been recorded to fully offset the deferred tax asset at December 31, 2017 and 2016.

The Company is subject to United States federal income taxes. The reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows (rounded to nearest $000):

	2017	2016
Income tax benefit computed at the statutory rate	$2,554,000	$722,000
Stock compensation	(1,484,000)	(163,000)
Non-deductible expenses	(21,000)	(25,000)
Depreciation and amortization expenses	(9,000)	(4,000)
Bad debt expense	(31,000)	(146,000)
Others	12,000	144,000
Effect of U.S. tax law change	(1,108,000)	-
Change in valuation allowance	87,000	(528,000)

Provision for income taxes	$-	$-

On December 22, 2017, new federal tax reform legislation was enacted in the United States (the “2017 Tax Act”), resulting in significant changes from previous tax law. The 2017 Tax Act reduces the federal corporate income tax rate to 21% from 35% effective January 1, 2018. The rate change, along with certain immaterial changes in tax basis resulting from the 2017 Tax Act, resulted in a reduction of the Company’s deferred tax assets of approximately $1.1 million and a corresponding reduction in the valuation allowance.

Significant components of the Company’s deferred tax assets after applying enacted corporate income tax rates are as follows (rounded to nearest $000):

	December 31, 2017	December 31, 2016
Depreciation and amortization expenses	$8,000	$4,000
Bad debt expense	106,000	146,000
Others	-	12,000
Net loss carrying forward	1,589,000	1,628,000
Valuation allowance	(1,703,000)	(1,790,000)

Net deferred income tax assets	$-	$-

The tax years from 2014 to 2017 remain open to examination by the major taxing jurisdictions to which the Company is subject.